Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Earnings before income tax	$ 10,589	$ 12,316
Canadian statutory tax rate	23.99%	24.16%
Statutory tax	$ 2,540	$ 2,976
Add (deduct) the tax effect of:
Non-taxable component of capital losses (gains)	(10)	67
Share-based compensation and other permanent items	14
Assessments and adjustments	63	(49)
Impact of income tax rates and legislative changes	(74)	(84)
Non-taxable component of dispositions	(461)	(25)
Foreign tax rate differential	234	290
Movement in unrecognized deferred income tax assets	(18)	46
Other	6	18
Total Income Tax Expense (Recovery)	$ 2,294	$ 3,239
Effective tax rate	21.70%	26.30%
Current income tax recovery		$ 39
Deferred income tax recovery		$ 171